Segment Information (Tables)	12 Months Ended
Dec. 30, 2016
Segment Information
Summary of gross revenue by market

	Year Ended December 30, 2016
	Gross	Equity in	Operating
($ in thousands)	Revenue	Earnings	Income (Loss)
National Governments	$1,960,439	$19,605	$5,641
Private	1,309,876	3,860	51,062
State & Local Governments	1,925,352	28,492	(6,741)
Total	$5,195,667	$51,957	$49,962

	Year Ended December 25, 2015
	Gross	Equity in	Operating
($ in thousands)	Revenue	Earnings	Income (Loss)
National Governments	$1,378,478	$30,419	$11,945
Private	1,661,163	1,379	100,863
State & Local Governments	2,110,140	14,967	15,144
Total	$5,149,781	$46,765	$127,952

	Year Ended December 31, 2014
	Gross	Equity in	Operating
($ in thousands)	Revenue	Earnings	Income (Loss)
National Governments	$1,369,805	$36,445	$13,745
Private	1,747,027	1,960	15,820
State & Local Governments	2,099,692	16,513	25,781
Total	$5,216,524	$54,918	$55,346

Schedule of total U.S. and international revenue

	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014
U.S.	$3,304,752	$3,589,928	$3,806,935
International	1,890,915	1,559,853	1,409,589
Total	$5,195,667	$5,149,781	$5,216,524

Schedule of total U.S. and international plant, property, and equipment, net

	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014
U.S.	$225,929	$179,436	$215,689
International	20,667	20,029	42,471
Total	$246,596	$199,465	$258,160